Risk management and financial instruments (Carrying Value and Estimated Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value
Derivative [Line Items]
Cash and cash equivalents	$ 242.7	$ 89.7
Current portion of long-term debt	76.5	0
Long-term debt	3,227.4	0
Fair Value | Seadrill
Derivative [Line Items]
Revolving credit facility with Seadrill	0	125.9
Current portion of long-term debt to related party	40.4	108.3
Long-term portion of debt to related party	306.1	1,826.4
Related party loan notes	0	299.9
Related party deferred and contingent consideration	137.0	0
Carrying Value
Derivative [Line Items]
Cash and cash equivalents	242.7	89.7
Current portion of long-term debt	76.5	0
Long-term debt	3,227.4	0
Carrying Value | Seadrill
Derivative [Line Items]
Revolving credit facility with Seadrill	0	125.9
Current portion of long-term debt to related party	40.4	108.3
Long-term portion of debt to related party	306.1	1,826.4
Related party loan notes	0	299.9
Related party deferred and contingent consideration	$ 137.0	$ 0